SCHEDULE OF CONCENTRATIONS (Details)	12 Months Ended
	Sep. 30, 2025		Sep. 30, 2024		Sep. 30, 2023
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer A [Member]
Product Information [Line Items]
Concentration risk percentage	84.90%		75.90%		12.50%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer B [Member]
Product Information [Line Items]
Concentration risk percentage		[1],[2]	23.20%			[1],[2]
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer C [Member]
Product Information [Line Items]
Concentration risk percentage	12.10%			[1],[2]
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer D [Member]
Product Information [Line Items]
Concentration risk percentage		[1],[2]		[1],[2]	40.90%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer E [Member]
Product Information [Line Items]
Concentration risk percentage		[1],[2]		[1],[2]	46.50%
Revenue Benchmark [Member] | Supplier Concentration Risk [Member] | Supplier A [Member]
Product Information [Line Items]
Concentration risk percentage	88.20%		63.10%		47.30%
Revenue Benchmark [Member] | Supplier Concentration Risk [Member] | Supplier B [Member]
Product Information [Line Items]
Concentration risk percentage		[1]		[1]	15.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer A [Member]
Product Information [Line Items]
Concentration risk percentage	91.80%		14.70%		70.80%
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Supplier C [Member]
Product Information [Line Items]
Concentration risk percentage	56.30%			[1]		[1]
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Supplier D [Member]
Product Information [Line Items]
Concentration risk percentage	19.40%			[1]		[1]
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Supplier E [Member]
Product Information [Line Items]
Concentration risk percentage	11.20%			[1]	12.60%
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Supplier F [Member]
Product Information [Line Items]
Concentration risk percentage		[1]	50.40%		35.20%
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Supplier G [Member]
Product Information [Line Items]
Concentration risk percentage		[1]	16.20%			[1]
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Supplier H [Member]
Product Information [Line Items]
Concentration risk percentage		[1]			18.60%
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Supplier I [Member]
Product Information [Line Items]
Concentration risk percentage		[1]		[1]	12.80%

[1]	Represented the percentage less than 10%
[2]	Represented the percentage less than 10%